Exhibit 99

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer (“TRS”), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996, as amended and restated as of January 1, 2006 (as amended and restated and as otherwise amended and supplemented, the “Agreement”), as supplemented by the Series Supplements (as amended and supplemented, the “Series Supplements”), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:

1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on May 15, 2013 and covers activity from March 26, 2013 through April 24, 2013.

5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 8th day of May 2013.

AMERICAN EXPRESS TRAVEL RELATED
SERVICES COMPANY, INC., as Servicer

By:	/s/ Kunal Singhania
Name:	Kunal Singhania
Title:	Vice President
ABS Operations

A. Trust Activity	Trust Totals

Record Date	April 30, 2013
Number of days in Monthly Period	30
Beginning Number of Accounts	22,578,161
Beginning Principal Receivable Balance, including any Additions, Removals, or Adjustments of Principal Receivables during the Monthly Period	29,586,724,566.20
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	29,586,724,566.20
Finance Charge Collections (excluding Recoveries)	492,235,944.55
Collections of Discount Option Receivables	0.00
Recoveries	22,035,691.32
Total Collections of Finance Charge Receivables	514,271,635.87
Total Collections of Principal Receivables	9,668,983,060.02
Monthly Payment Rate	32.6801%
Defaulted Amount	75,971,930.26
Annualized Default Rate	3.1383%
Annualized Default Rate, Net of Recoveries	2.2280%
Trust Portfolio Yield	18.0238%
New Principal Receivables	9,611,354,519.43
Ending Number of Accounts	22,563,311
Ending Principal Receivables Balance	29,453,124,095.35
Ending Required Minimum Principal Balance	18,220,615,910.00
Ending Transferor Amount	12,424,511,095.35
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	29,453,124,095.35

B. Series Allocations

	Invested Amount	Adjusted Invested Amount	Principal Funding Account Balance	Series Required Transferor Amount	Series Allocation Percentage	Series Allocable Finance Charge Collections	Series Allocable Recoveries	Series Allocable Principal Collections	Series Allocable Defaulted Amount
Group 1
2012-2	1,785,716,000	1,785,716,000.00	0.00	125,000,120.00	10.49%	53,929,412.13	2,310,786.35	1,013,943,869.30	7,966,843.30
2012-5	714,287,000	714,287,000.00	0.00	50,000,090.00	4.19%	21,571,782.97	924,315.32	405,577,888.40	3,186,740.00
Total	2,500,003,000.00	2,500,003,000.00	0.00	175,000,210.00	14.68%	75,501,195.10	3,235,101.67	1,419,521,757.70	11,153,583.30
Group 2
2004-2	400,000,000	400,000,000.00	0.00	28,000,000.00	2.35%	12,080,176.72	517,615.65	227,123,208.68	1,784,571.19
2005-2	600,000,000	600,000,000.00	0.00	42,000,000.00	3.52%	18,120,265.08	776,423.47	340,684,813.03	2,676,856.78
2007-2	500,000,000	500,000,000.00	0.00	35,000,000.00	2.94%	15,100,220.90	647,019.56	283,904,010.86	2,230,713.98
2008-2	1,363,638,000	1,363,638,000.00	0.00	95,454,660.00	8.01%	41,182,470.06	1,764,600.91	774,284,595.11	6,083,772.71
2008-4	607,956,000	607,956,000.00	0.00	42,556,920.00	3.57%	18,360,539.80	786,718.85	345,202,293.65	2,712,351.90
2008-5	909,091,000	909,091,000.00	0.00	63,636,370.00	5.34%	27,454,949.84	1,176,399.31	516,189,162.27	4,055,844.01
2008-6	1,534,091,000	1,534,091,000.00	0.00	107,386,370.00	9.01%	46,330,225.96	1,985,173.76	871,069,175.84	6,844,236.49
2008-7	596,592,000	596,592,000.00	0.00	41,761,440.00	3.50%	18,017,341.98	772,013.38	338,749,723.29	2,661,652.23
2008-9	625,000,000	625,000,000.00	0.00	43,750,000.00	3.67%	18,875,276.13	808,774.45	354,880,013.57	2,788,392.48
2009-2	1,515,155,000	1,515,155,000.00	0.00	106,060,850.00	8.90%	45,758,350.40	1,960,669.84	860,317,163.14	6,759,754.89
2011-1	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	7.12%	36,606,619.92	1,568,533.28	688,252,594.89	5,407,794.99
2011-2	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	7.12%	36,606,619.92	1,568,533.28	688,252,594.89	5,407,794.99
2012-1	606,062,000	606,062,000.00	0.00	42,424,340.00	3.56%	18,303,340.16	784,267.93	344,126,865.25	2,703,901.96
2012-3	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	7.12%	36,606,619.92	1,568,533.28	688,252,594.89	5,407,794.99
2012-A	0	0.00	0.00	0.00	0.00%	0.00	0.00	0.00	0.00
2012-4	1,181,820,000	1,181,820,000.00	0.00	82,727,400.00	6.94%	35,691,486.13	1,529,321.31	671,046,876.22	5,272,604.80
2009-D-II	452,839,000	452,839,000.00	0.00	31,698,730.00	2.66%	13,675,937.87	585,991.38	257,125,616.74	2,020,308.58
Total	14,528,610,000.00	14,528,610,000.00	0.00	1,017,002,700.00	85.32%	438,770,440.79	18,800,589.64	8,249,461,302.32	64,818,346.97
Trust	17,028,613,000.00	17,028,613,000.00	0.00	1,192,002,910.00	100.00%	514,271,635.89	22,035,691.31	9,668,983,060.02	75,971,930.27

C. Group Allocations (1)

	Invested Amount	Investor Finance Charge Collections	Investor Monthly Interest	Investor Default Amount	Investor Monthly Fees	Investor Additional Amounts	Total	Reallocated Investor Finance Charge Collections	Investment Funding Account Proceeds	Available Excess
Group 1
2012-2	1,785,716,000.00	31,039,025.17	1,054,688.78	4,585,309.57	2,976,193.34	0.00	8,616,191.69	31,082,392.78	0.00	22,466,201.09
2012-5	714,287,000.00	12,415,620.50	361,161.21	1,834,125.37	1,190,478.33	0.00	3,385,764.91	12,372,252.89	0.00	8,986,487.98
Total	2,500,003,000.00	43,454,645.67	1,415,849.99	6,419,434.94	4,166,671.67	0.00	12,001,956.60	43,454,645.67	0.00	31,452,689.07
Group 2
2004-2	400,000,000.00	6,952,734.96	142,900.00	1,027,108.36	666,666.67	0.00	1,836,675.03	6,745,544.78	0.00	4,908,869.75
2005-2	600,000,000.00	10,429,102.44	173,650.00	1,540,662.54	1,000,000.00	0.00	2,714,312.54	10,077,617.17	0.00	7,363,304.63
2007-2	500,000,000.00	8,690,918.70	114,729.17	1,283,885.45	833,333.33	0.00	2,231,947.95	8,368,035.14	0.00	6,136,087.19
2008-2	1,363,638,000.00	23,702,534.00	2,089,494.68	3,501,509.97	2,272,730.00	0.00	7,863,734.65	24,598,537.98	0.00	16,734,803.33
2008-4	607,956,000.00	10,567,392.35	775,624.64	1,561,091.72	1,013,260.00	0.00	3,349,976.36	10,810,918.41	0.00	7,460,942.05
2008-5	909,091,000.00	15,801,671.95	916,818.48	2,334,337.41	1,515,151.66	0.00	4,766,307.55	15,922,830.83	0.00	11,156,523.28
2008-6	1,534,091,000.00	26,665,320.33	2,188,892.40	3,939,194.22	2,556,818.33	0.00	8,684,904.95	27,511,537.22	0.00	18,826,632.27
2008-7	596,592,000.00	10,369,865.15	851,114.48	1,531,911.57	994,320.00	0.00	3,377,346.05	10,698,827.11	0.00	7,321,481.06
2008-9	625,000,000.00	10,863,648.38	1,062,994.79	1,604,856.81	1,041,666.67	0.00	3,709,518.27	11,379,627.26	0.00	7,670,108.99
2009-2	1,515,155,000.00	26,336,177.86	2,024,318.38	3,890,570.91	2,525,258.33	0.00	8,440,147.62	27,034,393.99	0.00	18,594,246.37
2011-1	1,212,122,000.00	21,068,907.53	443,700.90	3,112,451.60	2,020,203.34	0.00	5,576,355.84	20,451,728.39	0.00	14,875,372.55
2011-2	1,212,122,000.00	21,068,907.53	405,569.52	3,112,451.60	2,020,203.34	0.00	5,538,224.46	20,413,597.01	0.00	14,875,372.55
2012-1	606,062,000.00	10,534,471.14	269,831.18	1,556,228.37	1,010,103.33	0.00	2,836,162.88	10,273,861.43	0.00	7,437,698.55
2012-3	1,212,122,000.00	21,068,907.53	395,216.32	3,112,451.60	2,020,203.34	0.00	5,527,871.26	20,403,243.81	0.00	14,875,372.55
2012-4	1,181,820,000.00	20,542,203.09	464,618.29	3,034,643.00	1,969,700.00	0.00	5,468,961.29	19,972,462.42	0.00	14,503,501.13
2012-A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	14,075,771,000.00	244,662,762.94	12,319,473.23	36,143,355.13	23,459,618.34	0.00	71,922,446.70	244,662,762.95	0.00	172,740,316.25
Trust Total	16,575,774,000.00	288,117,408.61	13,735,323.22	42,562,790.07	27,626,290.01	0.00	83,924,403.30	288,117,408.62	0.00	204,193,005.32

	Group Investor Finance			Group Reallocable Investor
	Charge Collections		Group Expenses	Finance Charge Collections
Group 1	43,454,645.67		12,001,956.60		31,452,689.07
Group 2	244,662,762.94		71,922,446.70		172,740,316.24

(1)	Series 2009-D-II does not share in group allocations with other series. Therefore, certain figures set forth in section “B. Series Allocations” above, which include Series 2009-D-II, will not equal the corresponding figures set forth in this section “C. Group Allocations.”

D. Trust Performance

Delinquencies:

31-60 Days Delinquent	96,216,819
61-90 Days Delinquent	81,057,766
90+ Days Delinquent	195,567,029
Total 30+ Days Delinquent	372,841,613

E. Repurchases and Replacements

Information required by Rule 15Ga-1(a) concerning the Trust:

No activity to report for reporting period.

Most recent Form ABS-15G:

Form ABS-15G filed on February 08, 2013 under CIK number 0000949349

Series 2004-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	694,988,477.72	400,000,000.00	294,988,477.72
Beginning Adjusted Invested Amount	N/A	400,000,000.00	N/A
Floating Allocation Percentage	N/A	57.5549%	42.4451%
Principal Allocation Percentage	N/A	57.5549%	42.4451%
Collections of Finance Charge Receivables	12,080,176.72	6,952,734.96	5,127,441.76
Collections of Principal Receivables	227,123,208.68	130,720,560.68	96,402,648.00
Defaulted Amount	1,784,571.19	1,027,108.36	757,462.83

Ending Invested Amount / Transferor Amount	691,850,219.28	400,000,000.00	291,850,219.28

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 11, 2013	April 11, 2013	April 11, 2013
Coupon April 15, 2013 to May 14, 2013	0.36870%	0.56870%	0.86870%
Monthly Interest Due	102,621.50	14,217.50	26,061.00	142,900.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	102,621.50	14,217.50	26,061.00	142,900.00
Investor Default Amount	857,635.48	77,033.13	92,439.75	1,027,108.36
Investor Monthly Fees Due	556,666.67	50,000.00	60,000.00	666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,516,923.65	141,250.63	178,500.75	1,836,675.03

Reallocated Investor Finance Charge Collections				6,745,544.78

Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.3936%
Base Rate				2.4624%
Excess Spread Percentage				14.7266%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00
Distributions of Interest	102,621.50	14,217.50	26,061.00	142,900.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	102,621.50	14,217.50	26,061.00	142,900.00
Ending Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.31

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.31

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.47

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.47

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$4,934,930.75

(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$26,061.00

(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$4,908,869.75

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$5,632,529.89
a. Class A Monthly Interest	$102,621.50
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$857,635.48
e. Excess Spread	$4,672,272.91

2. Class B Available Funds	$505,915.86
a. Class B Monthly Interest	$14,217.50
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$491,698.36

3. Collateral Available Funds	$607,099.03

a. Excess Spread	$607,099.03

4. Total Excess Spread	$5,771,070.30

K. Reallocated Principal Collections

1. Principal Allocation Percentage	57.5549%

2. Series 2004-2 Allocable Principal Collections	$227,123,208.68

3. Principal Allocation Percentage of Series 2004-2 Allocable Principal Collections	$130,720,560.68

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$130,720,560.68

6. Shared Principal Collections from other Series allocated to Series 2004-2	$0.00

7. Other amounts treated as Available Principal Collections:	$1,027,108.36

8. Available Principal Collections (total of items 5, 6 and 7)	$131,747,669.04

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$36,000,000.00

2. Required Collateral Invested Amount	$36,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$131,747,669.04

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2004-2

1. Excess Spread	$5,771,070.30

2. Excess Finance Charge Collections	$0.00

3. Applied to fund Class A Required Amount	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

5. Applied to fund overdue Class B Interest	$0.00

6. Applied to fund Class B Required Amount	$77,033.13

7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

8. Applied to Collateral Minimum Monthly Interest	$26,061.00

9. Applied to unpaid Monthly Servicing Fee	$666,666.67

10. Collateral Default Amount treated as Available Principal Collections	$92,439.75

11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

12. Deposited to Reserve Account	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$4,908,869.75

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2004-2

1. Excess Spread	$5,771,070.30

2. Excess Finance Charge Collections	$0.00

3. Funds from Series 2009-D-II	$0.00

4. Applied to fund Class A Required Amount	$0.00

5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

6. Applied to fund overdue Class B Interest	$0.00

7. Applied to fund Class B Required Amount	$77,033.13

8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

9. Applied to Collateral Minimum Monthly Interest	$26,061.00

10. Applied to unpaid Monthly Servicing Fee	$666,666.67

11. Collateral Default Amount treated as Available Principal Collections	$92,439.75

12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

13. Deposited to Reserve Account	$0.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$4,908,869.75

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.4624%
b. Prior Monthly Period	2.4016%
c. Second Prior Monthly Period	2.6098%

2. Three Month Average Base Rate	2.4913%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.3936%
b. Prior Monthly Period	15.9265%
c. Second Prior Monthly Period	17.9406%

4. Three Month average Series Adjusted Portfolio Yield	17.0869%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,042,482,716.57	600,000,000.00	442,482,716.57
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	57.5549%	42.4451%
Principal Allocation Percentage	N/A	57.5549%	42.4451%
Collections of Finance Charge Receivables	18,120,265.08	10,429,102.44	7,691,162.64
Collections of Principal Receivables	340,684,813.03	196,080,841.02	144,603,972.01
Defaulted Amount	2,676,856.78	1,540,662.54	1,136,194.24

Ending Invested Amount / Transferor Amount	1,037,775,328.92	600,000,000.00	437,775,328.92

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 11, 2013	April 11, 2013	April 11, 2013
Coupon April 15, 2013 to May 14, 2013	0.29870%	0.47870%	0.68870%
Monthly Interest Due	124,707.25	17,951.25	30,991.50	173,650.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	124,707.25	17,951.25	30,991.50	173,650.00
Investor Default Amount	1,286,453.22	115,549.69	138,659.63	1,540,662.54
Investor Monthly Fees Due	835,000.00	75,000.00	90,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,246,160.47	208,500.94	259,651.13	2,714,312.54

Reallocated Investor Finance Charge Collections				10,077,617.17
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.3110%
Base Rate				2.3799%
Excess Spread Percentage				14.7266%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Distributions of Interest	124,707.25	17,951.25	30,991.50	173,650.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	124,707.25	17,951.25	30,991.50	173,650.00
Ending Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00

`

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.25

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.25

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.40

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.40

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$7,394,296.14

(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$30,991.50

(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,363,304.64

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$8,414,810.34
a. Class A Monthly Interest	$124,707.25
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,286,453.22
e. Excess Spread	$7,003,649.87

2. Class B Available Funds	$755,821.29
a. Class B Monthly Interest	$17,951.25
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$737,870.04

3. Collateral Available Funds	$906,985.55

a. Excess Spread	$906,985.55

4. Total Excess Spread	$8,648,505.46

K. Reallocated Principal Collections

1. Principal Allocation Percentage	57.5549%

2. Series 2005-2 Allocable Principal Collections	$340,684,813.03

3. Principal Allocation Percentage of Series 2005-2 Allocable Principal Collections	$196,080,841.02

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$196,080,841.02

6. Shared Principal Collections from other Series allocated to Series 2005-2	$0.00

7. Other amounts treated as Available Principal Collections:	$1,540,662.54

8. Available Principal Collections (total of items 5, 6 and 7)	$197,621,503.56

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$54,000,000.00

2. Required Collateral Invested Amount	$54,000,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$197,621,503.56

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account	$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	3.	Distribution of Principal	$0.00

	4.	Treated as Shared Principal Collections	$0.00

N.1.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-2

	1.	Excess Spread	$8,648,505.46

	2.	Excess Finance Charge Collections	$0.00

	3.	Applied to fund Class A Required Amount	$0.00

	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

	5.	Applied to fund overdue Class B Interest	$0.00

	6.	Applied to fund Class B Required Amount	$115,549.69

	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

	8.	Applied to Collateral Minimum Monthly Interest	$30,991.50

	9.	Applied to unpaid Monthly Servicing Fee	$1,000,000.00

	10.	Collateral Default Amount treated as Available Principal Collections	$138,659.63

	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

	12.	Deposited to Reserve Account	$0.00

	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,363,304.64

N.2.	Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-2

	1.	Excess Spread	$8,648,505.46

	2.	Excess Finance Charge Collections	$0.00

	3.	Funds from Series 2009-D-II	$0.00

	4.	Applied to fund Class A Required Amount	$0.00

	5.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

	6.	Applied to fund overdue Class B Interest	$0.00

	7.	Applied to fund Class B Required Amount	$115,549.69

	8.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

	9.	Applied to Collateral Minimum Monthly Interest	$30,991.50

	10.	Applied to unpaid Monthly Servicing Fee	$1,000,000.00

	11.	Collateral Default Amount treated as Available Principal Collections	$138,659.63

	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

	13.	Deposited to Reserve Account	$0.00

	14.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,363,304.64

O.	Yield and Base Rate

	1.	Base Rate
		a. Current Monthly Period	2.3799%
		b. Prior Monthly Period	2.3191%
		c. Second Prior Monthly Period	2.5273%

	2.	Three Month Average Base Rate	2.4087%

	3.	Series Adjusted Portfolio Yield
		a. Current Monthly Period	17.3110%
		b. Prior Monthly Period	15.8440%
		c. Second Prior Monthly Period	17.8580%

	4.	Three Month average Series Adjusted Portfolio Yield	17.0043%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	868,735,597.14	500,000,000.00	368,735,597.14
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	57.5549%	42.4451%
Principal Allocation Percentage	N/A	57.5549%	42.4451%
Collections of Finance Charge Receivables	15,100,220.90	8,690,918.70	6,409,302.20
Collections of Principal Receivables	283,904,010.86	163,400,700.85	120,503,310.01
Defaulted Amount	2,230,713.98	1,283,885.45	946,828.53

Ending Invested Amount / Transferor Amount	864,812,774.10	500,000,000.00	364,812,774.10

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 11, 2013	April 11, 2013	April 11, 2013
Coupon April 15, 2013 to May 14, 2013	0.24870%	0.37870%	0.54870%
Monthly Interest Due	91,190.00	8,678.54	14,860.63	114,729.17
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	91,190.00	8,678.54	14,860.63	114,729.17
Investor Default Amount	1,129,819.20	70,613.70	83,452.55	1,283,885.45
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,954,342.53	125,125.57	152,479.85	2,231,947.95

Reallocated Investor Finance Charge Collections				8,368,035.14
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.2381%
Base Rate				2.3070%
Excess Spread Percentage				14.7266%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	91,190.00	8,678.54	14,860.63	114,729.17
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	91,190.00	8,678.54	14,860.63	114,729.17
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.21

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.21

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.32

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.32

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$6,150,947.81

(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$14,860.63

(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,136,087.18

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$7,363,870.92
a. Class A Monthly Interest	$91,190.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,129,819.20
e. Excess Spread	$6,142,861.72

2. Class B Available Funds	$460,241.93
a. Class B Monthly Interest	$8,678.54
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$451,563.39

3. Collateral Available Funds	$543,922.28

a. Excess Spread	$543,922.28

4. Total Excess Spread	$7,138,347.39

K. Reallocated Principal Collections

1. Principal Allocation Percentage	57.5549%

2. Series 2007-2 Allocable Principal Collections	$283,904,010.86

3. Principal Allocation Percentage of Series 2007-2 Allocable Principal Collections	$163,400,700.85

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$163,400,700.85

6. Shared Principal Collections from other Series allocated to Series 2007-2	$0.00

7. Other amounts treated as Available Principal Collections:	$1,283,885.45

8. Available Principal Collections (total of items 5, 6 and 7)	$164,684,586.30

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$32,500,000.00

2. Required Collateral Invested Amount	$32,500,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$164,684,586.30

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-2

1. Excess Spread	$7,138,347.39

2. Excess Finance Charge Collections	$0.00

3. Applied to fund Class A Required Amount	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

5. Applied to fund overdue Class B Interest	$0.00

6. Applied to fund Class B Required Amount	$70,613.70

7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

8. Applied to Collateral Minimum Monthly Interest	$14,860.63

9. Applied to unpaid Monthly Servicing Fee	$833,333.33

10. Collateral Default Amount treated as Available Principal Collections	$83,452.55

11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

12. Deposited to Reserve Account	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$6,136,087.18

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-2

1. Excess Spread	$7,138,347.39

2. Excess Finance Charge Collections	$0.00

3. Funds from Series 2009-D-II	$0.00

4. Applied to fund Class A Required Amount	$0.00

5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

6. Applied to fund overdue Class B Interest	$0.00

7. Applied to fund Class B Required Amount	$70,613.70

8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

9. Applied to Collateral Minimum Monthly Interest	$14,860.63

10. Applied to unpaid Monthly Servicing Fee	$833,333.33

11. Collateral Default Amount treated as Available Principal Collections	$83,452.55

12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

13. Deposited to Reserve Account	$0.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$6,136,087.18

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.3070%
b. Prior Monthly Period	2.2461%
c. Second Prior Monthly Period	2.4543%

2. Three Month Average Base Rate	2.3358%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.2381%
b. Prior Monthly Period	15.7710%
c. Second Prior Monthly Period	17.7851%

4. Three Month average Series Adjusted Portfolio Yield	16.9314%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,369,281,744.44	1,363,638,000.00	1,005,643,744.44
Beginning Adjusted Invested Amount	N/A	1,363,638,000.00	N/A
Floating Allocation Percentage	N/A	57.5549%	42.4451%
Principal Allocation Percentage	N/A	57.5549%	42.4451%
Collections of Finance Charge Receivables	41,182,470.06	23,702,534.00	17,479,936.06
Collections of Principal Receivables	774,284,595.11	445,638,809.81	328,645,785.30
Defaulted Amount	6,083,772.71	3,501,509.97	2,582,262.74

Ending Invested Amount / Transferor Amount	2,358,583,123.31	1,363,638,000.00	994,945,123.31

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 11, 2013	April 11, 2013	April 11, 2013
Coupon April 15, 2013 to May 14, 2013	1.45870%	3.94870%	5.19870%
Monthly Interest Due	1,458,700.00	246,797.04	383,997.64	2,089,494.68
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,458,700.00	246,797.04	383,997.64	2,089,494.68
Investor Default Amount	3,081,325.07	192,585.39	227,599.51	3,501,509.97
Investor Monthly Fees Due	2,000,000.00	125,001.67	147,728.33	2,272,730.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,540,025.07	564,384.10	759,325.48	7,863,734.65

Reallocated Investor Finance Charge Collections				24,598,537.98
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.8232%
Base Rate				3.8921%
Excess Spread Percentage				14.7266%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00
Distributions of Interest	1,458,700.00	246,797.04	383,997.64	2,089,494.68
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,458,700.00	246,797.04	383,997.64	2,089,494.68
Ending Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$1.22

(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.22

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$3.29

(2) The amount of the distribution in respect of Class B Monthly Interest:	$3.29

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$17,118,800.97

(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$383,997.64

(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$16,734,803.33

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$21,646,687.45
a. Class A Monthly Interest	$1,458,700.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$3,081,325.07
e. Excess Spread	$17,106,662.38

2. Class B Available Funds	$1,352,936.00
a. Class B Monthly Interest	$246,797.04
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,106,138.96

3. Collateral Available Funds	$1,598,914.53

a. Excess Spread	$1,598,914.53

4. Total Excess Spread	$19,811,715.87

K. Reallocated Principal Collections

1. Principal Allocation Percentage	57.5549%

2. Series 2008-2 Allocable Principal Collections	$774,284,595.11

3. Principal Allocation Percentage of Series 2008-2 Allocable Principal Collections	$445,638,809.81

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$445,638,809.81

6. Shared Principal Collections from other Series allocated to Series 2008-2	$0.00

7. Other amounts treated as Available Principal Collections:	$3,501,509.97

8. Available Principal Collections (total of items 5, 6 and 7)	$449,140,319.78

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$88,637,000.00

2. Required Collateral Invested Amount	$88,637,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$449,140,319.78

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-2

1. Excess Spread	$19,811,715.87

2. Excess Finance Charge Collections	$0.00

3. Applied to fund Class A Required Amount	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

5. Applied to fund overdue Class B Interest	$0.00

6. Applied to fund Class B Required Amount	$192,585.39

7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

8. Applied to Collateral Minimum Monthly Interest	$383,997.64

9. Applied to unpaid Monthly Servicing Fee	$2,272,730.00

10. Collateral Default Amount treated as Available Principal Collections	$227,599.51

11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

12. Deposited to Reserve Account	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$16,734,803.33

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-2

1. Excess Spread	$19,811,715.87

2. Excess Finance Charge Collections	$0.00

3. Funds from Series 2009-D-II	$0.00

4. Applied to fund Class A Required Amount	$0.00

5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

6. Applied to fund overdue Class B Interest	$0.00

7. Applied to fund Class B Required Amount	$192,585.39

8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

9. Applied to Collateral Minimum Monthly Interest	$383,997.64

10. Applied to unpaid Monthly Servicing Fee	$2,272,730.00

11. Collateral Default Amount treated as Available Principal Collections	$227,599.51

12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

13. Deposited to Reserve Account	$0.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$16,734,803.33

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	3.8921%
b. Prior Monthly Period	3.8312%
c. Second Prior Monthly Period	4.0394%

2. Three Month Average Base Rate	3.9209%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.8232%
b. Prior Monthly Period	17.3561%
c. Second Prior Monthly Period	19.3702%

4. Three Month average Series Adjusted Portfolio Yield	18.5165%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,056,306,037.40	607,956,000.00	448,350,037.40
Beginning Adjusted Invested Amount	N/A	607,956,000.00	N/A
Floating Allocation Percentage	N/A	57.5549%	42.4451%
Principal Allocation Percentage	N/A	57.5549%	42.4451%
Collections of Finance Charge Receivables	18,360,539.80	10,567,392.35	7,793,147.45
Collections of Principal Receivables	345,202,293.65	198,680,872.97	146,521,420.68
Defaulted Amount	2,712,351.90	1,561,091.72	1,151,260.18

Ending Invested Amount / Transferor Amount	1,051,536,229.79	607,956,000.00	443,580,229.79

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 11, 2013	April 11, 2013	April 11, 2013
Coupon April 15, 2013 to May 14, 2013	1.59870%	0.89870%	1.14870%
Monthly Interest Due	712,753.75	25,042.28	37,828.61	775,624.64
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	712,753.75	25,042.28	37,828.61	775,624.64
Investor Default Amount	1,373,757.43	85,861.12	101,473.17	1,561,091.72
Investor Monthly Fees Due	891,666.67	55,730.00	65,863.33	1,013,260.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,978,177.85	166,633.40	205,165.11	3,349,976.36

Reallocated Investor Finance Charge Collections				10,810,918.41
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.5111%
Base Rate				3.5800%
Excess Spread Percentage				14.7266%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00
Distributions of Interest	712,753.75	25,042.28	37,828.61	775,624.64
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	712,753.75	25,042.28	37,828.61	775,624.64
Ending Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$1.33

(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.33

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.75

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.75

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$7,498,770.66

(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$37,828.61

(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,460,942.05

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$9,513,585.44
a. Class A Monthly Interest	$712,753.75
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,373,757.43
e. Excess Spread	$7,427,074.26

2. Class B Available Funds	$594,607.98
a. Class B Monthly Interest	$25,042.28
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$569,565.70

3. Collateral Available Funds	$702,724.99

a. Excess Spread	$702,724.99

4. Total Excess Spread	$8,699,364.95

K. Reallocated Principal Collections

1. Principal Allocation Percentage	57.5549%

2. Series 2008-4 Allocable Principal Collections	$345,202,293.65

3. Principal Allocation Percentage of Series 2008-4 Allocable Principal Collections	$198,680,872.97

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$198,680,872.97

6. Shared Principal Collections from other Series allocated to Series 2008-4	$0.00

7. Other amounts treated as Available Principal Collections:	$1,561,091.72

8. Available Principal Collections (total of items 5, 6 and 7)	$200,241,964.69

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$39,518,000.00

2. Required Collateral Invested Amount	$39,518,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$200,241,964.69

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-4

1. Excess Spread	$8,699,364.95

2. Excess Finance Charge Collections	$0.00

3. Applied to fund Class A Required Amount	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

5. Applied to fund overdue Class B Interest	$0.00

6. Applied to fund Class B Required Amount	$85,861.12

7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

8. Applied to Collateral Minimum Monthly Interest	$37,828.61

9. Applied to unpaid Monthly Servicing Fee	$1,013,260.00

10. Collateral Default Amount treated as Available Principal Collections	$101,473.17

11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

12. Deposited to Reserve Account	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,460,942.05

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-4

1. Excess Spread	$8,699,364.95

2. Excess Finance Charge Collections	$0.00

3. Funds from Series 2009-D-II	$0.00

4. Applied to fund Class A Required Amount	$0.00

5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

6. Applied to fund overdue Class B Interest	$0.00

7. Applied to fund Class B Required Amount	$85,861.12

8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

9. Applied to Collateral Minimum Monthly Interest	$37,828.61

10. Applied to unpaid Monthly Servicing Fee	$1,013,260.00

11. Collateral Default Amount treated as Available Principal Collections	$101,473.17

12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

13. Deposited to Reserve Account	$0.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,460,942.05

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	3.5800%
b. Prior Monthly Period	3.5191%
c. Second Prior Monthly Period	3.7274%

2. Three Month Average Base Rate	3.6088%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.5111%
b. Prior Monthly Period	17.0441%
c. Second Prior Monthly Period	19.0581%

4. Three Month average Series Adjusted Portfolio Yield	18.2044%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,579,519,425.49	909,091,000.00	670,428,425.49
Beginning Adjusted Invested Amount	N/A	909,091,000.00	N/A
Floating Allocation Percentage	N/A	57.5549%	42.4451%
Principal Allocation Percentage	N/A	57.5549%	42.4451%
Collections of Finance Charge Receivables	27,454,949.84	15,801,671.95	11,653,277.89
Collections of Principal Receivables	516,189,162.27	297,092,213.08	219,096,949.19
Defaulted Amount	4,055,844.01	2,334,337.41	1,721,506.60

Ending Invested Amount / Transferor Amount	1,572,387,019.25	909,091,000.00	663,296,019.25

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	4,000,000.00	0.00	0.00	4,000,000.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	4,000,000.00	0.00	0.00	4,000,000.00
Required Reserve Account Amount	4,000,000.00	0.00	0.00	4,000,000.00

LIBOR Determination Date	April 11, 2013	April 11, 2013	April 11, 2013
Coupon April 15, 2013 to May 14, 2013	0.99870%	1.29870%	3.99870%
Monthly Interest Due	665,800.00	54,112.50	196,905.98	916,818.48
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	665,800.00	54,112.50	196,905.98	916,818.48
Investor Default Amount	2,054,216.72	128,388.54	151,732.15	2,334,337.41
Investor Monthly Fees Due	1,333,333.33	83,333.33	98,485.00	1,515,151.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,053,350.05	265,834.37	447,123.13	4,766,307.55

Reallocated Investor Finance Charge Collections				15,922,830.83
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.1859%
Base Rate				3.2548%
Excess Spread Percentage				14.7266%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	800,000,000.00	50,000,000.00	59,091,000.00	909,091,000.00
Distributions of Interest	665,800.00	54,112.50	196,905.98	916,818.48
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	665,800.00	54,112.50	196,905.98	916,818.48
Ending Certificates Balance	800,000,000.00	50,000,000.00	59,091,000.00	909,091,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.83

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.83

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$1.08

(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.08

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$7,353,429.26

(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$196,905.98

(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,156,523.28

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$14,012,089.73
a. Class A Monthly Interest	$665,800.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,054,216.72
e. Excess Spread	$11,292,073.01

2. Class B Available Funds	$875,755.61
a. Class B Monthly Interest	$54,112.50
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$821,643.11

3. Collateral Available Funds	$1,034,985.49

a. Excess Spread	$1,034,985.49

4. Total Excess Spread	$13,148,701.61

K. Reallocated Principal Collections

1. Principal Allocation Percentage	57.5549%

2. Series 2008-5 Allocable Principal Collections	$516,189,162.27

3. Principal Allocation Percentage of Series 2008-5 Allocable Principal Collections	$297,092,213.08

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$297,092,213.08

6. Shared Principal Collections from other Series allocated to Series 2008-5	$0.00

7. Other amounts treated as Available Principal Collections:	$2,334,337.41

8. Available Principal Collections (total of items 5, 6 and 7)	$299,426,550.49

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$59,091,000.00

2. Required Collateral Invested Amount	$59,091,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$299,426,550.49

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-5

1. Excess Spread	$13,148,701.61

2. Excess Finance Charge Collections	$0.00

3. Applied to fund Class A Required Amount	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

5. Applied to fund overdue Class B Interest	$0.00

6. Applied to fund Class B Required Amount	$128,388.54

7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

8. Applied to Collateral Minimum Monthly Interest	$196,905.98

9. Applied to unpaid Monthly Servicing Fee	$1,515,151.66

10. Collateral Default Amount treated as Available Principal Collections	$151,732.15

11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

12. Deposited to Reserve Account	$4,000,000.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,156,523.28

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-5

1. Excess Spread	$13,148,701.61

2. Excess Finance Charge Collections	$0.00

3. Funds from Series 2009-D-II	$0.00

4. Applied to fund Class A Required Amount	$0.00

5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

6. Applied to fund overdue Class B Interest	$0.00

7. Applied to fund Class B Required Amount	$128,388.54

8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

9. Applied to Collateral Minimum Monthly Interest	$196,905.98

10. Applied to unpaid Monthly Servicing Fee	$1,515,151.66

11. Collateral Default Amount treated as Available Principal Collections	$151,732.15

12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

13. Deposited to Reserve Account	$4,000,000.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,156,523.28

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	3.2548%
b. Prior Monthly Period	3.1939%
c. Second Prior Monthly Period	3.4022%

2. Three Month Average Base Rate	3.2836%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.1859%
b. Prior Monthly Period	16.7189%
c. Second Prior Monthly Period	18.7329%

4. Three Month average Series Adjusted Portfolio Yield	17.8792%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-6 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,665,438,921.92	1,534,091,000.00	1,131,347,921.92
Beginning Adjusted Invested Amount	N/A	1,534,091,000.00	N/A
Floating Allocation Percentage	N/A	57.5549%	42.4451%
Principal Allocation Percentage	N/A	57.5549%	42.4451%
Collections of Finance Charge Receivables	46,330,225.96	26,665,320.33	19,664,905.63
Collections of Principal Receivables	871,069,175.84	501,343,089.14	369,726,086.70
Defaulted Amount	6,844,236.49	3,939,194.22	2,905,042.27

Ending Invested Amount / Transferor Amount	2,653,402,986.88	1,534,091,000.00	1,119,311,986.88

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 11, 2013	April 11, 2013	April 11, 2013
Coupon April 15, 2013 to May 14, 2013	1.39870%	3.19870%	4.69870%
Monthly Interest Due	1,573,537.50	224,908.59	390,446.31	2,188,892.40
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,573,537.50	224,908.59	390,446.31	2,188,892.40
Investor Default Amount	3,466,490.71	216,655.67	256,047.84	3,939,194.22
Investor Monthly Fees Due	2,250,000.00	140,625.00	166,193.33	2,556,818.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,290,028.21	582,189.26	812,687.48	8,684,904.95

Reallocated Investor Finance Charge Collections				27,511,537.22
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.6949%
Base Rate				3.7638%
Excess Spread Percentage				14.7266%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00
Distributions of Interest	1,573,537.50	224,908.59	390,446.31	2,188,892.40
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,573,537.50	224,908.59	390,446.31	2,188,892.40
Ending Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$1.17

(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.17

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$2.67

(2) The amount of the distribution in respect of Class B Monthly Interest:	$2.67

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$19,217,078.58

(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$390,446.31

(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$18,826,632.27

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$24,210,151.32
a. Class A Monthly Interest	$1,573,537.50
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$3,466,490.71
e. Excess Spread	$19,170,123.11

2. Class B Available Funds	$1,513,134.46
a. Class B Monthly Interest	$224,908.59
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,288,225.87

3. Collateral Available Funds	$1,788,251.44

a. Excess Spread	$1,788,251.44

4. Total Excess Spread	$22,246,600.42

K. Reallocated Principal Collections

1. Principal Allocation Percentage	57.5549%

2. Series 2008-6 Allocable Principal Collections	$871,069,175.84

3. Principal Allocation Percentage of Series 2008-6 Allocable Principal Collections	$501,343,089.14

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$501,343,089.14

6. Shared Principal Collections from other Series allocated to Series 2008-6	$0.00

7. Other amounts treated as Available Principal Collections:	$3,939,194.22

8. Available Principal Collections (total of items 5, 6 and 7)	$505,282,283.36

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$99,716,000.00

2. Required Collateral Invested Amount	$99,716,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$505,282,283.36

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-6

1. Excess Spread	$22,246,600.42

2. Excess Finance Charge Collections	$0.00

3. Applied to fund Class A Required Amount	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

5. Applied to fund overdue Class B Interest	$0.00

6. Applied to fund Class B Required Amount	$216,655.67

7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

8. Applied to Collateral Minimum Monthly Interest	$390,446.31

9. Applied to unpaid Monthly Servicing Fee	$2,556,818.33

10. Collateral Default Amount treated as Available Principal Collections	$256,047.84

11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

12. Deposited to Reserve Account	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$18,826,632.27

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-6

1. Excess Spread	$22,246,600.42

2. Excess Finance Charge Collections	$0.00

3. Funds from Series 2009-D-II	$0.00

4. Applied to fund Class A Required Amount	$0.00

5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

6. Applied to fund overdue Class B Interest	$0.00

7. Applied to fund Class B Required Amount	$216,655.67

8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

9. Applied to Collateral Minimum Monthly Interest	$390,446.31

10. Applied to unpaid Monthly Servicing Fee	$2,556,818.33

11. Collateral Default Amount treated as Available Principal Collections	$256,047.84

12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

13. Deposited to Reserve Account	$0.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$18,826,632.27

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	3.7638%
b. Prior Monthly Period	3.7029%
c. Second Prior Monthly Period	3.9111%

2. Three Month Average Base Rate	3.7926%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.6949%
b. Prior Monthly Period	17.2278%
c. Second Prior Monthly Period	19.2419%

4. Three Month average Series Adjusted Portfolio Yield	18.3882%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-7 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,036,561,414.74	596,592,000.00	439,969,414.74
Beginning Adjusted Invested Amount	N/A	596,592,000.00	N/A
Floating Allocation Percentage	N/A	57.5549%	42.4451%
Principal Allocation Percentage	N/A	57.5549%	42.4451%
Collections of Finance Charge Receivables	18,017,341.98	10,369,865.15	7,647,476.83
Collections of Principal Receivables	338,749,723.29	194,967,101.85	143,782,621.44
Defaulted Amount	2,661,652.23	1,531,911.57	1,129,740.66

Ending Invested Amount / Transferor Amount	1,031,880,765.06	596,592,000.00	435,288,765.06

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	2,625,000.00	0.00	0.00	2,625,000.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	2,625,000.00	0.00	0.00	2,625,000.00
Required Reserve Account Amount	2,625,000.00	0.00	0.00	2,625,000.00

LIBOR Determination Date	April 11, 2013	April 11, 2013	April 11, 2013
Coupon April 15, 2013 to May 14, 2013	1.49870%	1.29870%	4.94870%
Monthly Interest Due	655,681.25	35,511.87	159,921.36	851,114.48
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	655,681.25	35,511.87	159,921.36	851,114.48
Investor Default Amount	1,348,079.71	84,256.27	99,575.59	1,531,911.57
Investor Monthly Fees Due	875,000.00	54,688.33	64,631.67	994,320.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,878,760.96	174,456.47	324,128.62	3,377,346.05

Reallocated Investor Finance Charge Collections				10,698,827.11
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.6947%
Base Rate				3.7635%
Excess Spread Percentage				14.7266%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	525,000,000.00	32,813,000.00	38,779,000.00	596,592,000.00
Distributions of Interest	655,681.25	35,511.87	159,921.36	851,114.48
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	655,681.25	35,511.87	159,921.36	851,114.48
Ending Certificates Balance	525,000,000.00	32,813,000.00	38,779,000.00	596,592,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$1.25

(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.25

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$1.08

(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.08

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$4,856,402.42

(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$159,921.36

(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$4,696,481.06

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$9,414,950.64
a. Class A Monthly Interest	$655,681.25
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,348,079.71
e. Excess Spread	$7,411,189.68

2. Class B Available Funds	$588,443.38
a. Class B Monthly Interest	$35,511.87
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$552,931.51

3. Collateral Available Funds	$695,433.09

a. Excess Spread	$695,433.09

4. Total Excess Spread	$8,659,554.28

K. Reallocated Principal Collections

1. Principal Allocation Percentage	57.5549%

2. Series 2008-7 Allocable Principal Collections	$338,749,723.29

3. Principal Allocation Percentage of Series 2008-7 Allocable Principal Collections	$194,967,101.85

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$194,967,101.85

6. Shared Principal Collections from other Series allocated to Series 2008-7	$0.00

7. Other amounts treated as Available Principal Collections:	$1,531,911.57

8. Available Principal Collections (total of items 5, 6 and 7)	$196,499,013.42

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$38,779,000.00

2. Required Collateral Invested Amount	$38,779,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$196,499,013.42

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-7

1. Excess Spread	$8,659,554.28

2. Excess Finance Charge Collections	$0.00

3. Applied to fund Class A Required Amount	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

5. Applied to fund overdue Class B Interest	$0.00

6. Applied to fund Class B Required Amount	$84,256.27

7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

8. Applied to Collateral Minimum Monthly Interest	$159,921.36

9. Applied to unpaid Monthly Servicing Fee	$994,320.00

10. Collateral Default Amount treated as Available Principal Collections	$99,575.59

11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

12. Deposited to Reserve Account	$2,625,000.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$4,696,481.06

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-7

1. Excess Spread	$8,659,554.28

2. Excess Finance Charge Collections	$0.00

3. Funds from Series 2009-D-II	$0.00

4. Applied to fund Class A Required Amount	$0.00

5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

6. Applied to fund overdue Class B Interest	$0.00

7. Applied to fund Class B Required Amount	$84,256.27

8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

9. Applied to Collateral Minimum Monthly Interest	$159,921.36

10. Applied to unpaid Monthly Servicing Fee	$994,320.00

11. Collateral Default Amount treated as Available Principal Collections	$99,575.59

12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

13. Deposited to Reserve Account	$2,625,000.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$4,696,481.06

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	3.7635%
b. Prior Monthly Period	3.7027%
c. Second Prior Monthly Period	3.9109%

2. Three Month Average Base Rate	3.7923%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.6947%
b. Prior Monthly Period	17.2276%
c. Second Prior Monthly Period	19.2416%

4. Three Month average Series Adjusted Portfolio Yield	18.3880%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-9 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,085,919,496.43	625,000,000.00	460,919,496.43
Beginning Adjusted Invested Amount	N/A	625,000,000.00	N/A
Floating Allocation Percentage	N/A	57.5549%	42.4451%
Principal Allocation Percentage	N/A	57.5549%	42.4451%
Collections of Finance Charge Receivables	18,875,276.13	10,863,648.38	8,011,627.75
Collections of Principal Receivables	354,880,013.57	204,250,876.06	150,629,137.51
Defaulted Amount	2,788,392.48	1,604,856.81	1,183,535.67

Ending Invested Amount / Transferor Amount	1,081,015,967.63	625,000,000.00	456,015,967.63

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 11, 2013	April 11, 2013	April 11, 2013
Coupon April 15, 2013 to May 14, 2013	1.79870%	1.29870%	5.94870%
Monthly Interest Due	824,404.17	37,202.34	201,388.28	1,062,994.79
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	824,404.17	37,202.34	201,388.28	1,062,994.79
Investor Default Amount	1,412,274.00	88,267.12	104,315.69	1,604,856.81
Investor Monthly Fees Due	916,666.67	57,291.67	67,708.33	1,041,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,153,344.84	182,761.13	373,412.30	3,709,518.27

Reallocated Investor Finance Charge Collections				11,379,627.26
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				19.0282%
Base Rate				4.0971%
Excess Spread Percentage				14.7266%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	550,000,000.00	34,375,000.00	40,625,000.00	625,000,000.00
Distributions of Interest	824,404.17	37,202.34	201,388.28	1,062,994.79
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	824,404.17	37,202.34	201,388.28	1,062,994.79
Ending Certificates Balance	550,000,000.00	34,375,000.00	40,625,000.00	625,000,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$1.50

(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.50

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$1.08

(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.08

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$7,871,497.27

(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$201,388.28

(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,670,108.99

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$10,014,071.99
a. Class A Monthly Interest	$824,404.17
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,412,274.00
e. Excess Spread	$7,777,393.82

2. Class B Available Funds	$625,879.50
a. Class B Monthly Interest	$37,202.34
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$588,677.16

3. Collateral Available Funds	$739,675.77

a. Excess Spread	$739,675.77

4. Total Excess Spread	$9,105,746.75

K. Reallocated Principal Collections

1. Principal Allocation Percentage	57.5549%

2. Series 2008-9 Allocable Principal Collections	$354,880,013.57

3. Principal Allocation Percentage of Series 2008-9 Allocable Principal Collections	$204,250,876.06

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$204,250,876.06

6. Shared Principal Collections from other Series allocated to Series 2008-9	$0.00

7. Other amounts treated as Available Principal Collections:	$1,604,856.81

8. Available Principal Collections (total of items 5, 6 and 7)	$205,855,732.87

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$40,625,000.00

2. Required Collateral Invested Amount	$40,625,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$205,855,732.87

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-9

1. Excess Spread	$9,105,746.75

2. Excess Finance Charge Collections	$0.00

3. Applied to fund Class A Required Amount	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

5. Applied to fund overdue Class B Interest	$0.00

6. Applied to fund Class B Required Amount	$88,267.12

7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

8. Applied to Collateral Minimum Monthly Interest	$201,388.28

9. Applied to unpaid Monthly Servicing Fee	$1,041,666.67

10. Collateral Default Amount treated as Available Principal Collections	$104,315.69

11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

12. Deposited to Reserve Account	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,670,108.99

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-9

1. Excess Spread	$9,105,746.75

2. Excess Finance Charge Collections	$0.00

3. Funds from Series 2009-D-II	$0.00

4. Applied to fund Class A Required Amount	$0.00

5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

6. Applied to fund overdue Class B Interest	$0.00

7. Applied to fund Class B Required Amount	$88,267.12

8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

9. Applied to Collateral Minimum Monthly Interest	$201,388.28

10. Applied to unpaid Monthly Servicing Fee	$1,041,666.67

11. Collateral Default Amount treated as Available Principal Collections	$104,315.69

12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

13. Deposited to Reserve Account	$0.00

14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,670,108.99

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	4.0971%
b. Prior Monthly Period	4.0362%
c. Second Prior Monthly Period	4.2445%

2. Three Month Average Base Rate	4.1259%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	19.0282%
b. Prior Monthly Period	17.5612%
c. Second Prior Monthly Period	19.5752%

4. Three Month average Series Adjusted Portfolio Yield	18.7215%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2009-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,632,538,167.38	1,515,155,000.00	1,117,383,167.38
Beginning Adjusted Invested Amount	N/A	1,515,155,000.00	N/A
Floating Allocation Percentage	N/A	57.5549%	42.4451%
Principal Allocation Percentage	N/A	57.5549%	42.4451%
Collections of Finance Charge Receivables	45,758,350.40	26,336,177.86	19,422,172.54
Collections of Principal Receivables	860,317,163.14	495,154,777.80	365,162,385.34
Defaulted Amount	6,759,754.89	3,890,570.91	2,869,183.98

Ending Invested Amount / Transferor Amount	2,620,650,797.50	1,515,155,000.00	1,105,495,797.50

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 11, 2013	April 11, 2013	April 11, 2013
Coupon April 15, 2013 to May 14, 2013	1.44870%	0.89870%	5.44870%
Monthly Interest Due	1,509,062.50	68,076.53	447,179.35	2,024,318.38
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,509,062.50	68,076.53	447,179.35	2,024,318.38
Investor Default Amount	3,209,713.62	233,410.37	447,446.92	3,890,570.91
Investor Monthly Fees Due	2,083,333.33	151,500.00	290,425.00	2,525,258.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,802,109.45	452,986.90	1,185,051.27	8,440,147.62

Reallocated Investor Finance Charge Collections				27,034,393.99
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.5844%
Base Rate				3.6533%
Excess Spread Percentage				14.7266%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00
Distributions of Interest	1,509,062.50	68,076.53	447,179.35	2,024,318.38
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,509,062.50	68,076.53	447,179.35	2,024,318.38
Ending Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$1.21

(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.21

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.75

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.75

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$19,041,425.71

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$447,179.35

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$18,594,246.36

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$22,303,323.74
a. Class A Monthly Interest	$1,509,062.50
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$3,209,713.62
e. Excess Spread	$17,584,547.62

2. Class B Available Funds	$1,621,897.70
a. Class B Monthly Interest	$68,076.53
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,553,821.17

3. Collateral Available Funds	$3,109,172.54

a. Excess Spread	$3,109,172.54

4. Total Excess Spread	$22,247,541.33

K. Reallocated Principal Collections

1. Principal Allocation Percentage	57.5549%

2. Series 2009-2 Allocable Principal Collections	$860,317,163.14

3. Principal Allocation Percentage of Series 2009-2 Allocable Principal Collections	$495,154,777.80

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$495,154,777.80

6. Shared Principal Collections from other Series allocated to Series 2009-2	$0.00

7. Other amounts treated as Available Principal Collections:	$3,890,570.91

8. Available Principal Collections (total of items 5, 6 and 7)	$499,045,348.71

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$174,255,000.00

2. Required Collateral Invested Amount	$174,255,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$499,045,348.71

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-2

1. Excess Spread	$22,247,541.33

2. Excess Finance Charge Collections	$0.00

3. Applied to fund Class A Required Amount	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

5. Applied to fund overdue Class B Interest	$0.00

6. Applied to fund Class B Required Amount	$233,410.37

7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

8. Applied to Collateral Senior Minimum Monthly Interest	$447,179.35

9. Applied to unpaid Monthly Servicing Fee	$2,525,258.33

10. Collateral Default Amount treated as Available Principal Collections	$447,446.92

11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

12. Deposited to Reserve Account	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$18,594,246.36

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	3.6533%
b. Prior Monthly Period	3.5922%
c. Second Prior Monthly Period	3.8006%

2. Three Month Average Base Rate	3.6820%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.5844%
b. Prior Monthly Period	17.1171%
c. Second Prior Monthly Period	19.1313%

4. Three Month average Series Adjusted Portfolio Yield	18.2776%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$1,515,155,000.00
Monthly Interest:	$2,983,989.63
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$1,518,138,989.63

Series 2011-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,106,027,058.96	1,212,122,000.00	893,905,058.96
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	57.5549%	42.4451%
Principal Allocation Percentage	N/A	57.5549%	42.4451%
Collections of Finance Charge Receivables	36,606,619.92	21,068,907.53	15,537,712.39
Collections of Principal Receivables	688,252,594.89	396,123,168.63	292,129,426.26
Defaulted Amount	5,407,794.99	3,112,451.60	2,295,343.39

Ending Invested Amount / Transferor Amount	2,096,517,178.75	1,212,122,000.00	884,395,178.75

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 11, 2013	April 11, 2013	April 11, 2013
Coupon April 15, 2013 to May 14, 2013	0.36870%	0.89870%	1.24870%
Monthly Interest Due	307,250.00	54,466.46	81,984.44	443,700.90
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	307,250.00	54,466.46	81,984.44	443,700.90
Investor Default Amount	2,567,770.91	186,746.27	357,934.42	3,112,451.60
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,541,687.58	362,424.40	672,243.86	5,576,355.84

Reallocated Investor Finance Charge Collections				20,451,728.39
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.4043%
Base Rate				2.4731%
Excess Spread Percentage				14.7266%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	307,250.00	54,466.46	81,984.44	443,700.90
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	307,250.00	54,466.46	81,984.44	443,700.90
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.31

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.31

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.75

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.75

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$14,957,356.98

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$81,984.44

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,875,372.54

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$16,872,664.95
a. Class A Monthly Interest	$307,250.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,567,770.91
e. Excess Spread	$13,997,644.04

2. Class B Available Funds	$1,227,098.30
a. Class B Monthly Interest	$54,466.46
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,172,631.84

3. Collateral Available Funds	$2,351,965.13

a. Excess Spread	$2,351,965.13

4. Total Excess Spread	$17,522,241.01

K. Reallocated Principal Collections

1. Principal Allocation Percentage	57.5549%

2. Series 2011-1 Allocable Principal Collections	$688,252,594.89

3. Principal Allocation Percentage of Series 2011-1 Allocable Principal Collections	$396,123,168.63

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$396,123,168.63

6. Shared Principal Collections from other Series allocated to Series 2011-1	$0.00

7. Other amounts treated as Available Principal Collections:	$3,112,451.60

8. Available Principal Collections (total of items 5, 6 and 7)	$399,235,620.23

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$139,395,000.00

2. Required Collateral Invested Amount	$139,395,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$399,235,620.23

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2011-1

1. Excess Spread	$17,522,241.01

2. Excess Finance Charge Collections	$0.00

3. Applied to fund Class A Required Amount	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

5. Applied to fund overdue Class B Interest	$0.00

6. Applied to fund Class B Required Amount	$186,746.27

7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

8. Applied to Collateral Senior Minimum Monthly Interest	$81,984.44

9. Applied to unpaid Monthly Servicing Fee	$2,020,203.34

10. Collateral Default Amount treated as Available Principal Collections	$357,934.42

11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

12. Deposited to Reserve Account	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$14,875,372.54

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.4731%
b. Prior Monthly Period	2.4121%
c. Second Prior Monthly Period	2.6204%

2. Three Month Average Base Rate	2.5019%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.4043%
b. Prior Monthly Period	15.9370%
c. Second Prior Monthly Period	17.9511%

4. Three Month average Series Adjusted Portfolio Yield	17.0975%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$1,212,122,000.00
Monthly Interest:	$1,009,309.91
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$1,213,131,309.91

Series 2011-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,106,027,058.96	1,212,122,000.00	893,905,058.96
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	57.5549%	42.4451%
Principal Allocation Percentage	N/A	57.5549%	42.4451%
Collections of Finance Charge Receivables	36,606,619.92	21,068,907.53	15,537,712.39
Collections of Principal Receivables	688,252,594.89	396,123,168.63	292,129,426.26
Defaulted Amount	5,407,794.99	3,112,451.60	2,295,343.39

Ending Invested Amount / Transferor Amount	2,096,517,178.75	1,212,122,000.00	884,395,178.75

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 11, 2013	April 11, 2013	April 11, 2013
Coupon April 15, 2013 to May 14, 2013	0.31870%	0.84870%	1.34870%
Monthly Interest Due	265,583.33	51,436.17	88,550.02	405,569.52
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	265,583.33	51,436.17	88,550.02	405,569.52
Investor Default Amount	2,567,770.91	186,746.27	357,934.42	3,112,451.60
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,500,020.91	359,394.11	678,809.44	5,538,224.46

Reallocated Investor Finance Charge Collections				20,413,597.01
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.3660%
Base Rate				2.4349%
Excess Spread Percentage				14.7266%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	265,583.33	51,436.17	88,550.02	405,569.52
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	265,583.33	51,436.17	88,550.02	405,569.52
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.27

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.27

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.71

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.71

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$14,963,922.57

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$88,550.02

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,875,372.55

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$16,841,206.59
a. Class A Monthly Interest	$265,583.33
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,567,770.91
e. Excess Spread	$14,007,852.35

2. Class B Available Funds	$1,224,810.43
a. Class B Monthly Interest	$51,436.17
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,173,374.26

3. Collateral Available Funds	$2,347,579.99

a. Excess Spread	$2,347,579.99

4. Total Excess Spread	$17,528,806.60

K. Reallocated Principal Collections

1. Principal Allocation Percentage	57.5549%

2. Series 2011-2 Allocable Principal Collections	$688,252,594.89

3. Principal Allocation Percentage of Series 2011-2 Allocable Principal Collections	$396,123,168.63

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$396,123,168.63

6. Shared Principal Collections from other Series allocated to Series 2011-2	$0.00

7. Other amounts treated as Available Principal Collections:	$3,112,451.60

8. Available Principal Collections (total of items 5, 6 and 7)	$399,235,620.23

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$139,395,000.00

2. Required Collateral Invested Amount	$139,395,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$399,235,620.23

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2011-2

1. Excess Spread	$17,528,806.60

2. Excess Finance Charge Collections	$0.00

3. Applied to fund Class A Required Amount	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

5. Applied to fund overdue Class B Interest	$0.00

6. Applied to fund Class B Required Amount	$186,746.27

7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

8. Applied to Collateral Senior Minimum Monthly Interest	$88,550.02

9. Applied to unpaid Monthly Servicing Fee	$2,020,203.34

10. Collateral Default Amount treated as Available Principal Collections	$357,934.42

11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

12. Deposited to Reserve Account	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$14,875,372.55

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.4349%
b. Prior Monthly Period	2.3738%
c. Second Prior Monthly Period	2.5821%

2. Three Month Average Base Rate	2.4636%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.3660%
b. Prior Monthly Period	15.8987%
c. Second Prior Monthly Period	17.9129%

4. Three Month average Series Adjusted Portfolio Yield	17.0592%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$1,212,122,000.00
Monthly Interest:	$895,418.53
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$1,213,017,418.53

Series 2012-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,053,015,266.95	606,062,000.00	446,953,266.95
Beginning Adjusted Invested Amount	N/A	606,062,000.00	N/A
Floating Allocation Percentage	N/A	57.5549%	42.4451%
Principal Allocation Percentage	N/A	57.5549%	42.4451%
Collections of Finance Charge Receivables	18,303,340.16	10,534,471.14	7,768,869.02
Collections of Principal Receivables	344,126,865.25	198,061,911.12	146,064,954.13
Defaulted Amount	2,703,901.96	1,556,228.37	1,147,673.59

Ending Invested Amount / Transferor Amount	1,048,260,319.00	606,062,000.00	442,198,319.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 11, 2013	April 11, 2013	April 11, 2013
Coupon April 15, 2013 to May 14, 2013	0.46870%	0.99870%	1.34870%
Monthly Interest Due	195,291.67	30,263.94	44,275.57	269,831.18
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	195,291.67	30,263.94	44,275.57	269,831.18
Investor Default Amount	1,283,885.45	93,374.42	178,968.50	1,556,228.37
Investor Monthly Fees Due	833,333.33	60,606.67	116,163.33	1,010,103.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,312,510.45	184,245.03	339,407.40	2,836,162.88

Reallocated Investor Finance Charge Collections				10,273,861.43
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.5006%
Base Rate				2.5695%
Excess Spread Percentage				14.7266%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	36,364,000.00	69,698,000.00	606,062,000.00
Distributions of Interest	195,291.67	30,263.94	44,275.57	269,831.18
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	195,291.67	30,263.94	44,275.57	269,831.18
Ending Certificates Balance	500,000,000.00	36,364,000.00	69,698,000.00	606,062,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.39

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.39

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.83

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.83

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$7,481,974.12

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$44,275.57

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,437,698.55

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$8,475,916.19
a. Class A Monthly Interest	$195,291.67
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,283,885.45
e. Excess Spread	$6,996,739.07

2. Class B Available Funds	$616,436.43
a. Class B Monthly Interest	$30,263.94
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$586,172.49

3. Collateral Available Funds	$1,181,508.81

a. Excess Spread	$1,181,508.81

4. Total Excess Spread	$8,764,420.37

K. Reallocated Principal Collections

1. Principal Allocation Percentage	57.5549%

2. Series 2012-1 Allocable Principal Collections	$344,126,865.25

3. Principal Allocation Percentage of Series 2012-1 Allocable Principal Collections	$198,061,911.12

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$198,061,911.12

6. Shared Principal Collections from other Series allocated to Series 2012-1	$0.00

7. Other amounts treated as Available Principal Collections:	$1,556,228.37

8. Available Principal Collections (total of items 5, 6 and 7)	$199,618,139.49

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$69,698,000.00

2. Required Collateral Invested Amount	$69,698,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$199,618,139.49

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-1

1. Excess Spread	$8,764,420.37

2. Excess Finance Charge Collections	$0.00

3. Applied to fund Class A Required Amount	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

5. Applied to fund overdue Class B Interest	$0.00

6. Applied to fund Class B Required Amount	$93,374.42

7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

8. Applied to Collateral Senior Minimum Monthly Interest	$44,275.57

9. Applied to unpaid Monthly Servicing Fee	$1,010,103.33

10. Collateral Default Amount treated as Available Principal Collections	$178,968.50

11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

12. Deposited to Reserve Account	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,437,698.55

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.5695%
b. Prior Monthly Period	2.5084%
c. Second Prior Monthly Period	2.7167%

2. Three Month Average Base Rate	2.5982%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.5006%
b. Prior Monthly Period	16.0333%
c. Second Prior Monthly Period	18.0475%

4. Three Month average Series Adjusted Portfolio Yield	17.1938%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$606,062,000.00
Monthly Interest:	$451,622.35
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$606,513,622.35

Series 2012-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	3,102,630,111.18	1,785,716,000.00	1,316,914,111.18
Beginning Adjusted Invested Amount	N/A	1,785,716,000.00	N/A
Floating Allocation Percentage	N/A	57.5549%	42.4451%
Principal Allocation Percentage	N/A	57.5549%	42.4451%
Collections of Finance Charge Receivables	53,929,412.13	31,039,025.17	22,890,386.96
Collections of Principal Receivables	1,013,943,869.30	583,574,491.84	430,369,377.46
Defaulted Amount	7,966,843.30	4,585,309.57	3,381,533.73

Ending Invested Amount / Transferor Amount	3,088,620,015.44	1,785,716,000.00	1,302,904,015.44

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	NA	NA	NA
Coupon April 15, 2013 to May 14, 2013	0.68000%	0.99000%	1.29000%
Monthly Interest Due	850,000.00	84,710.18	119,978.60	1,054,688.78
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	850,000.00	84,710.18	119,978.60	1,054,688.78
Investor Default Amount	3,851,656.34	263,656.15	469,997.08	4,585,309.57
Investor Monthly Fees Due	2,500,000.00	171,131.67	305,061.67	2,976,193.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,201,656.34	519,498.00	895,037.35	8,616,191.69

Reallocated Investor Finance Charge Collections				31,082,392.78
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.0533%
Base Rate				2.7464%
Excess Spread Percentage				15.0973%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,500,000,000.00	102,679,000.00	183,037,000.00	1,785,716,000.00
Distributions of Interest	850,000.00	84,710.18	119,978.60	1,054,688.78
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	850,000.00	84,710.18	119,978.60	1,054,688.78
Ending Certificates Balance	1,500,000,000.00	102,679,000.00	183,037,000.00	1,785,716,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.57

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.57

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.83

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.83

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$22,586,179.69

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$119,978.60

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$22,466,201.09

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$26,109,184.87
a. Class A Monthly Interest	$850,000.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$3,851,656.34
e. Excess Spread	$21,407,528.53

2. Class B Available Funds	$1,787,243.33
a. Class B Monthly Interest	$84,710.18
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,702,533.15

3. Collateral Available Funds	$3,185,964.58

a. Excess Spread	$3,185,964.58

4. Total Excess Spread	$26,296,026.26

K. Reallocated Principal Collections

1. Principal Allocation Percentage	57.5549%

2. Series 2012-2 Allocable Principal Collections	$1,013,943,869.30

3. Principal Allocation Percentage of Series 2012-2 Allocable Principal Collections	$583,574,491.84

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$583,574,491.84

6. Shared Principal Collections from other Series allocated to Series 2012-2	$0.00

7. Other amounts treated as Available Principal Collections:	$4,585,309.57

8. Available Principal Collections (total of items 5, 6 and 7)	$588,159,801.41

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$183,037,000.00

2. Required Collateral Invested Amount	$183,037,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$588,159,801.41

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-2

1. Excess Spread	$26,296,026.26

2. Excess Finance Charge Collections	$0.00

3. Applied to fund Class A Required Amount	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

5. Applied to fund overdue Class B Interest	$0.00

6. Applied to fund Class B Required Amount	$263,656.15

7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

8. Applied to Collateral Senior Minimum Monthly Interest	$119,978.60

9. Applied to unpaid Monthly Servicing Fee	$2,976,193.34

10. Collateral Default Amount treated as Available Principal Collections	$469,997.08

11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

12. Deposited to Reserve Account	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$22,466,201.09

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.7464%
b. Prior Monthly Period	2.6578%
c. Second Prior Monthly Period	2.9425%

2. Three Month Average Base Rate	2.7822%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.0533%
b. Prior Monthly Period	16.5478%
c. Second Prior Monthly Period	18.5649%

4. Three Month average Series Adjusted Portfolio Yield	17.7220%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount

Adjusted Invested Amount:	$1,785,716,000.00
Monthly Interest:	$1,414,809.99
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$1,787,130,809.99

Series 2012-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,106,027,058.96	1,212,122,000.00	893,905,058.96
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	57.5549%	42.4451%
Principal Allocation Percentage	N/A	57.5549%	42.4451%
Collections of Finance Charge Receivables	36,606,619.92	21,068,907.53	15,537,712.39
Collections of Principal Receivables	688,252,594.89	396,123,168.63	292,129,426.26
Defaulted Amount	5,407,794.99	3,112,451.60	2,295,343.39

Ending Invested Amount / Transferor Amount	2,096,517,178.75	1,212,122,000.00	884,395,178.75

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 11, 2013	April 11, 2013	April 11, 2013
Coupon April 15, 2013 to May 14, 2013	0.34870%	0.69870%	0.94870%
Monthly Interest Due	290,583.33	42,345.30	62,287.69	395,216.32
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	290,583.33	42,345.30	62,287.69	395,216.32
Investor Default Amount	2,567,770.91	186,746.27	357,934.42	3,112,451.60
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,525,020.91	350,303.24	652,547.11	5,527,871.26

Reallocated Investor Finance Charge Collections				20,403,243.81
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.3556%
Base Rate				2.4245%
Excess Spread Percentage				14.7266%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	290,583.33	42,345.30	62,287.69	395,216.32
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	290,583.33	42,345.30	62,287.69	395,216.32
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.29

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.29

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.58

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.58

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$14,937,660.24

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$62,287.69

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,875,372.55

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$16,832,665.20
a. Class A Monthly Interest	$290,583.33
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,567,770.91
e. Excess Spread	$13,974,310.96

2. Class B Available Funds	$1,224,189.24
a. Class B Monthly Interest	$42,345.30
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,181,843.94

3. Collateral Available Funds	$2,346,389.37

a. Excess Spread	$2,346,389.37

4. Total Excess Spread	$17,502,544.27

K. Reallocated Principal Collections

1. Principal Allocation Percentage	57.5549%

2. Series 2012-3 Allocable Principal Collections	$688,252,594.89

3. Principal Allocation Percentage of Series 2012-3 Allocable Principal Collections	$396,123,168.63

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$396,123,168.63

6. Shared Principal Collections from other Series allocated to Series 2012-3	$0.00

7. Other amounts treated as Available Principal Collections:	$3,112,451.60

8. Available Principal Collections (total of items 5, 6 and 7)	$399,235,620.23

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$139,395,000.00

2. Required Collateral Invested Amount	$139,395,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$399,235,620.23

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-3

1. Excess Spread	$17,502,544.27

2. Excess Finance Charge Collections	$0.00

3. Applied to fund Class A Required Amount	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

5. Applied to fund overdue Class B Interest	$0.00

6. Applied to fund Class B Required Amount	$186,746.27

7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

8. Applied to Collateral Senior Minimum Monthly Interest	$62,287.69

9. Applied to unpaid Monthly Servicing Fee	$2,020,203.34

10. Collateral Default Amount treated as Available Principal Collections	$357,934.42

11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

12. Deposited to Reserve Account	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$14,875,372.55

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.4245%
b. Prior Monthly Period	2.3634%
c. Second Prior Monthly Period	2.5717%

2. Three Month Average Base Rate	2.4532%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.3556%
b. Prior Monthly Period	15.8883%
c. Second Prior Monthly Period	17.9025%

4. Three Month average Series Adjusted Portfolio Yield	17.0488%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$1,212,122,000.00
Monthly Interest:	$683,038.66
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$1,212,805,038.66

Series 2012-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,053,378,206.83	1,181,820,000.00	871,558,206.83
Beginning Adjusted Invested Amount	N/A	1,181,820,000.00	N/A
Floating Allocation Percentage	N/A	57.5549%	42.4451%
Principal Allocation Percentage	N/A	57.5549%	42.4451%
Collections of Finance Charge Receivables	35,691,486.13	20,542,203.09	15,149,283.04
Collections of Principal Receivables	671,046,876.22	386,220,432.56	284,826,443.66
Defaulted Amount	5,272,604.80	3,034,643.00	2,237,961.80

Ending Invested Amount / Transferor Amount	2,044,106,065.38	1,181,820,000.00	862,286,065.38

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 11, 2013	April 11, 2013	April 11, 2013
Coupon April 15, 2013 to May 14, 2013	0.43870%	0.74870%	0.99870%
Monthly Interest Due	356,443.75	44,241.93	63,932.61	464,618.29
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	356,443.75	44,241.93	63,932.61	464,618.29
Investor Default Amount	2,503,576.63	182,080.63	348,985.74	3,034,643.00
Investor Monthly Fees Due	1,625,000.00	118,183.33	226,516.67	1,969,700.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,485,020.38	344,505.89	639,435.02	5,468,961.29

Reallocated Investor Finance Charge Collections				19,972,462.42
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.4372%
Base Rate				2.5061%
Excess Spread Percentage				14.7266%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	975,000,000.00	70,910,000.00	135,910,000.00	1,181,820,000.00
Distributions of Interest	356,443.75	44,241.93	63,932.61	464,618.29
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	356,443.75	44,241.93	63,932.61	464,618.29
Ending Certificates Balance	975,000,000.00	70,910,000.00	135,910,000.00	1,181,820,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.37

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.37

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.62

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.62

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$14,567,433.74

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$63,932.61

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,503,501.13

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$16,477,256.15
a. Class A Monthly Interest	$356,443.75
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,503,576.63
e. Excess Spread	$13,617,235.77

2. Class B Available Funds	$1,198,361.26
a. Class B Monthly Interest	$44,241.93
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,154,119.33

3. Collateral Available Funds	$2,296,845.01

a. Excess Spread	$2,296,845.01

4. Total Excess Spread	$17,068,200.11

K. Reallocated Principal Collections

1. Principal Allocation Percentage	57.5549%

2. Series 2012-4 Allocable Principal Collections	$671,046,876.22

3. Principal Allocation Percentage of Series 2012-4 Allocable Principal Collections	$386,220,432.56

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$386,220,432.56

6. Shared Principal Collections from other Series allocated to Series 2012-4	$0.00

7. Other amounts treated as Available Principal Collections:	$3,034,643.00

8. Available Principal Collections (total of items 5, 6 and 7)	$389,255,075.56

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$135,910,000.00

2. Required Collateral Invested Amount	$135,910,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$389,255,075.56

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-4

1. Excess Spread	$17,068,200.11

2. Excess Finance Charge Collections	$0.00

3. Applied to fund Class A Required Amount	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

5. Applied to fund overdue Class B Interest	$0.00

6. Applied to fund Class B Required Amount	$182,080.63

7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

8. Applied to Collateral Senior Minimum Monthly Interest	$63,932.61

9. Applied to unpaid Monthly Servicing Fee	$1,969,700.00

10. Collateral Default Amount treated as Available Principal Collections	$348,985.74

11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

12. Deposited to Reserve Account	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$14,503,501.13

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.5061%
b. Prior Monthly Period	2.4450%
c. Second Prior Monthly Period	2.6533%

2. Three Month Average Base Rate	2.5348%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.4372%
b. Prior Monthly Period	15.9699%
c. Second Prior Monthly Period	17.9841%

4. Three Month average Series Adjusted Portfolio Yield	17.1304%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$1,181,820,000.00
Monthly Interest:	$769,857.77
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$1,182,589,857.77

Series 2012-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,241,053,086.96	714,287,000.00	526,766,086.96
Beginning Adjusted Invested Amount	N/A	714,287,000.00	N/A
Floating Allocation Percentage	N/A	57.5549%	42.4451%
Principal Allocation Percentage	N/A	57.5549%	42.4451%
Collections of Finance Charge Receivables	21,571,782.97	12,415,620.50	9,156,162.47
Collections of Principal Receivables	405,577,888.40	233,429,992.81	172,147,895.59
Defaulted Amount	3,186,740.00	1,834,125.37	1,352,614.63

Ending Invested Amount / Transferor Amount	1,235,449,043.95	714,287,000.00	521,162,043.95

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 08, 2012	November 08, 2012	November 08, 2012
Coupon April 15, 2013 to May 14, 2013	0.59000%	0.77000%	1.07000%
Monthly Interest Due	295,000.00	26,354.53	39,806.68	361,161.21
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	295,000.00	26,354.53	39,806.68	361,161.21
Investor Default Amount	1,540,662.53	105,463.49	187,999.35	1,834,125.37
Investor Monthly Fees Due	1,000,000.00	68,453.33	122,025.00	1,190,478.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,835,662.53	200,271.35	349,831.03	3,385,764.91

Reallocated Investor Finance Charge Collections				12,372,252.89
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.9499%
Base Rate				2.6430%
Excess Spread Percentage				15.0973%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	600,000,000.00	41,072,000.00	73,215,000.00	714,287,000.00
Distributions of Interest	295,000.00	26,354.53	39,806.68	361,161.21
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	295,000.00	26,354.53	39,806.68	361,161.21
Ending Certificates Balance	600,000,000.00	41,072,000.00	73,215,000.00	714,287,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.49

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.49

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$0.64

(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.64

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$9,026,294.66

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$39,806.68

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,986,487.98

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$10,392,673.72
a. Class A Monthly Interest	$295,000.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,540,662.53
e. Excess Spread	$8,557,011.19

2. Class B Available Funds	$711,413.16
a. Class B Monthly Interest	$26,354.53
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$685,058.63

3. Collateral Available Funds	$1,268,166.01

a. Excess Spread	$1,268,166.01

4. Total Excess Spread	$10,510,235.83

K. Reallocated Principal Collections

1. Principal Allocation Percentage	57.5549%

2. Series 2012-5 Allocable Principal Collections	$405,577,888.40

3. Principal Allocation Percentage of Series 2012-5 Allocable Principal Collections	$233,429,992.81

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$233,429,992.81

6. Shared Principal Collections from other Series allocated to Series 2012-5	$0.00

7. Other amounts treated as Available Principal Collections:	$1,834,125.37

8. Available Principal Collections (total of items 5, 6 and 7)	$235,264,118.18

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$73,215,000.00

2. Required Collateral Invested Amount	$73,215,000.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$235,264,118.18

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-5

1. Excess Spread	$10,510,235.83

2. Excess Finance Charge Collections	$0.00

3. Applied to fund Class A Required Amount	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

5. Applied to fund overdue Class B Interest	$0.00

6. Applied to fund Class B Required Amount	$105,463.49

7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

8. Applied to Collateral Senior Minimum Monthly Interest	$39,806.68

9. Applied to unpaid Monthly Servicing Fee	$1,190,478.33

10. Collateral Default Amount treated as Available Principal Collections	$187,999.35

11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

12. Deposited to Reserve Account	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$8,986,487.98

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	2.6430%
b. Prior Monthly Period	2.5577%
c. Second Prior Monthly Period	2.8317%

2. Three Month Average Base Rate	2.6775%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.9499%
b. Prior Monthly Period	16.4477%
c. Second Prior Monthly Period	18.4541%

4. Three Month average Series Adjusted Portfolio Yield	17.6172%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$714,287,000.00
Monthly Interest:	$472,353.91
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$714,759,353.91

Series 2012-A Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	0.00	0.00	0.00
Beginning Adjusted Invested Amount	N/A	0.00	N/A
Floating Allocation Percentage	N/A	0.0000%	100.0000%
Principal Allocation Percentage	N/A	0.0000%	100.0000%
Collections of Finance Charge Receivables	0.00	0.00	0.00
Collections of Principal Receivables	0.00	0.00	0.00
Defaulted Amount	0.00	0.00	0.00

Ending Invested Amount / Transferor Amount	0.00	0.00	0.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	October 03, 2012	October 03, 2012	October 03, 2012
Coupon April 15, 2013 to May 14, 2013	0.00000%	3.94870%	1.34870%
Monthly Interest Due	0.00	0.00	0.00	0.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	0.00	0.00	0.00	0.00
Investor Default Amount	0.00	0.00	0.00	0.00
Investor Monthly Fees Due	0.00	0.00	0.00	0.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	0.00	0.00	0.00	0.00

Reallocated Investor Finance Charge Collections				0.00
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				0.0000%
Base Rate				0.0000%
Excess Spread Percentage				0.0000%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	0.00	0.00	0.00	0.00
Distributions of Interest	0.00	0.00	0.00	0.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	0.00	0.00	0.00	0.00
Ending Certificates Balance	0.00	0.00	0.00	0.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

(1) The total amount of the distribution:	$0.00

(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.00

(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

(1) The total amount of Class A Investor Charge-Offs:	$0.00

(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

(1) The total amount of the distribution in respect of Class B Certificates:	$—

(2) The amount of the distribution in respect of Class B Monthly Interest:	$—

(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00

(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

(1) The total amount distributed to the Collateral Interest Holder:	$0.00

(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$0.00

(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$0.00

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00

(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections

1. Class A Available Funds	$0.00
a. Class A Monthly Interest	$0.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$0.00
e. Excess Spread	$0.00

2. Class B Available Funds	$0.00
a. Class B Monthly Interest	$0.00
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$0.00

3. Collateral Available Funds	$0.00

a. Excess Spread	$0.00

4. Total Excess Spread	$0.00

K. Reallocated Principal Collections

1. Principal Allocation Percentage	0.0000%

2. Series 2012-A Allocable Principal Collections	$0.00

3. Principal Allocation Percentage of Series 2012-A Allocable Principal Collections	$0.00

4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

5. Item 3 minus Item 4	$0.00

6. Shared Principal Collections from other Series allocated to Series 2012-A	$0.00

7. Other amounts treated as Available Principal Collections:	$0.00

8. Available Principal Collections (total of items 5, 6 and 7)	$0.00

L. Application of Available Principal Collections during Revolving Period

1. Collateral Invested Amount	$0.00

2. Required Collateral Invested Amount	$0.00

3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

4. Treated as Shared Principal Collections	$0.00

M. Application of Principal Collections During Accumulation or Amortization Period

1. Principal Funding Account	$0.00

2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

3. Distribution of Principal	$0.00

4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-A

1. Excess Spread	$0.00

2. Excess Finance Charge Collections	$0.00

3. Applied to fund Class A Required Amount	$0.00

4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

5. Applied to fund overdue Class B Interest	$0.00

6. Applied to fund Class B Required Amount	$0.00

7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

8. Applied to Collateral Senior Minimum Monthly Interest	$0.00

9. Applied to unpaid Monthly Servicing Fee	$0.00

10. Collateral Default Amount treated as Available Principal Collections	$0.00

11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

12. Deposited to Reserve Account	$0.00

13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$0.00

O. Yield and Base Rate

1. Base Rate
a. Current Monthly Period	0.0000%
b. Prior Monthly Period	0.0000%
c. Second Prior Monthly Period	0.0000%

3. Series Adjusted Portfolio Yield
a. Current Monthly Period	0.0000%
b. Prior Monthly Period	0.0000%
c. Second Prior Monthly Period	0.0000%

5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	No

P. Reassignment Amount
Adjusted Invested Amount:	$0.00
Monthly Interest:	$0.00
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$0.00

Series 2009-D-II Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	786,794,718.15	452,839,000.00	333,955,718.15
Beginning Adjusted Invested Amount	N/A	452,839,000.00	N/A
Floating Allocation Percentage	N/A	57.5549%	42.4451%
Principal Allocation Percentage	N/A	57.5549%	42.4451%
Collections of Finance Charge Receivables	13,675,937.87	7,871,173.87	5,804,764.00
Collections of Principal Receivables	257,125,616.74	147,988,419.94	109,137,196.80
Defaulted Amount	2,020,308.58	1,162,786.81	857,521.77

Ending Invested Amount / Transferor Amount	783,241,903.63	452,839,000.00	330,402,903.63

B. Monthly Period Funding Requirements	Total
LIBOR Determination Date	April 11, 2013
Coupon April 15, 2013 — May 14, 2013	20.19870%
Monthly Interest Due	7,622,299.26
Outstanding Monthly Interest Due	0.00
Additional Interest Due	0.00
Total Interest Due	7,622,299.26
Investor Default Amount	1,162,786.81
Investor Monthly Fees Due	754,731.67
Investor Additional Amounts Due	0.00
Total Due	9,539,817.74
Investor Finance Charge Collections	7,871,173.87

C. Certificates - Balances and Distributions	Total
Beginning Certificates Balance	452,839,000.00
Distributions of Interest	7,622,299.26
Distributions of Principal	0.00
Total Distributions	7,622,299.26
Ending Certificates Balance	452,839,000.00

D. Information regarding distributions on the Distribution Date in respect of the Series 2009-D-II Certificates per $1,000 certificate principal amount

(1) The total amount of the distribution	$16.83

(2) The amount of the distribution in respect of Monthly Interest	$16.83

(3) The amount of the distribution in respect of Outstanding Monthly Interest	$0.00

(4) The amount of the distribution in respect of Additional Interest	$0.00

(5) The amount of the distribution in respect of principal of the Series 2009-D-II Certificates	$0.00

E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date

(1) The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00

(2) The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00

(3) The amount, if any, by which the outstanding principal balance of the Series 2009-D-II Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00

F. Scheduled Partial Amortization Amounts/ Series 2009-D-II Invested Amount

Series	Beginning Scheduled Partial Amortization Amount	Distributions of Principal	Pro rata share of Investor Charge-Offs	Reallocated Principal Collections Applied	Reimbursements	Ending Scheduled Partial Amortization Amount
2004-2	17,500,000.00	0.00	0.00	0.00	0.00	17,500,000.00
2005-2	26,250,000.00	0.00	0.00	0.00	0.00	26,250,000.00
2007-2	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2008-2	90,908,000.00	0.00	0.00	0.00	0.00	90,908,000.00
2008-4	40,529,000.00	0.00	0.00	0.00	0.00	40,529,000.00
2008-5	60,606,000.00	0.00	0.00	0.00	0.00	60,606,000.00
2008-6	102,273,000.00	0.00	0.00	0.00	0.00	102,273,000.00
2008-7	39,772,000.00	0.00	0.00	0.00	0.00	39,772,000.00
2008-9	41,667,000.00	0.00	0.00	0.00	0.00	41,667,000.00

Series 2009-D-II
Invested Amount	452,839,000.00	0.00	0.00	0.00	0.00	452,839,000.00
(aggregate of Scheduled Partial Amortization Amounts)

G. Application of Investor Finance Charge Collections.
1. Available Funds	$7,871,173.87
a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series Shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$1,162,786.81
d. Monthly Interest	$6,708,387.06
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00

2. Excess Spread:	$0.00

H. Reallocated Principal Collections.

1. Principal Allocation Percentage:	57.5549%

2. Series 2009-D-II Allocable Principal Collections:	$257,125,616.74

3. Principal Allocation Percentage of Series 2009-D-II Allocable Principal Collections:	$147,988,419.94

4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00

5. Item 3 minus item 4:	$147,988,419.94

6. Shared Principal Collections from other Series allocated to Series 2009-D-II:	$0.00

7. Other amounts treated as Available Principal Collections:	$1,162,786.81

8. Available Principal Collections (total of items 5., 6. & 7.):	$149,151,206.75

I. Application of Available Principal Collections during Revolving Period.

1. Treated as Shared Principal Collections:	$149,151,206.75

J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.

1. Retained during an Early Amortization Period	$0.00

2. Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$0.00

3. Treated as Shared Principal Collections:	$0.00

K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-D-II.

1. Excess Spread:	$0.00

2. Excess Finance Charge Collections:	$1,668,643.87

3. Applied to fund Required Amount:	$913,912.20

4. Investor Charge-Offs treated as Available Principal Collections:	$0.00

5. Applied to unpaid Monthly Servicing Fee:	$754,731.67

6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00

7. Applied to fund Series 2009-D-I Shortfall	$0.00

8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$0.00

L.	Amounts and Applications Relating to the Referenced Series

Series	Referenced Series Adjusted Shortfall	Referenced Series Shortfall Coverage Amount	Allocable portion of Reallocated Principal Collections	Applied to fund Scheduled Partial Amortization Amount	Reimbursements of reductions of Scheduled Partial Amortization Amount
2004-2	0.00	0.00	0.00	0.00	0.00

2005-2	0.00	0.00	0.00	0.00	0.00

2007-2	0.00	0.00	0.00	0.00	0.00

2008-2	0.00	0.00	0.00	0.00	0.00

2008-4	0.00	0.00	0.00	0.00	0.00

2008-5	0.00	0.00	0.00	0.00	0.00

2008-6	0.00	0.00	0.00	0.00	0.00

2008-7	0.00	0.00	0.00	0.00	0.00

2008-9	0.00	0.00	0.00	0.00	0.00

Aggregate for all Referenced Series	0.00	0.00	0.00	0.00	0.00

M. Application of Funds from Series 2009-D-I:

1. Applied under Section 4.05
a. Shortfalls in Monthly Servicing Fee	$0.00
b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00
c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00

2. Applied under Section 4.07
a. Shortfalls in Investor Charge-Offs treated as Available Principal Collections	$0.00
b. Shortfalls in unpaid Monthly Servicing Fee	$0.00
c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00